INTANGIBLE ASSET ACQUISITION (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	5 Months Ended	6 Months Ended
	May 19, 2025	Jun. 17, 2025	Jun. 30, 2025	Jun. 30, 2024	Feb. 17, 2025	Dec. 31, 2024
Business Combination [Line Items]
Business Combination Intangible Asset Terminal Growth Percentage			3.00%
Acquisition of technology in exchange for equity instruments			$ 7,292	$ 0
Number of share issued			362,960
Warrants price per shares			$ 2.98
Warrants risk-free interest rates			4.10%
Warrants volatility percentage			100.00%
Business combination asset cash flow discounted rate			40.00%
Amortization of Intangible Assets			$ 173	$ 0
Intangible Assets, Net (Excluding Goodwill)			$ 7,119			$ 0
Maximum [Member]
Business Combination [Line Items]
Expected terms of warrants			5 years 6 months
Warrants volatility percentage			100.00%
Minimum [Member]
Business Combination [Line Items]
Expected terms of warrants			5 years
Warrants volatility percentage			75.00%
Bladeranger Ltd Member
Business Combination [Line Items]
Percentage of voting interests acquired					100.00%
Bladeranger Ltd Member | Ordinary shares
Business Combination [Line Items]
Number of shares received		178,769
Number of share issued	685,004
Warrants price per shares	$ 0.01
Bladeranger Ltd Member | Pre-funded Warrants [Member]
Business Combination [Line Items]
Number of shares received		223,792
Bladeranger Ltd Member | Milestone Pre Funded Warrants [Member]
Business Combination [Line Items]
Number of shares received		685,004
Holding issued and outstanding share capital percentage					9.99%
Bladeranger Ltd Member | Warrants A To Purchase Ordinary Shares [Member]
Business Combination [Line Items]
Number of shares received		1,087,565
Expected terms of warrants		5 years 6 months
Bladeranger Ltd Member | Warrants To Purchase Ordinary Shares [Member]
Business Combination [Line Items]
Number of shares received		1,087,565
Share Price		$ 15
Warrants price per shares		$ 6.4